PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2011	2012
Cost:

Leasehold improvements	$472	$470
Computers and peripheral equipment	9,396	9,826
Office furniture and equipment	1,790	1,875
Motor vehicles	243	244
Software	2,469	2,479

	14,370	14,894
Accumulated depreciation:

Leasehold improvements	205	242
Computers and peripheral equipment	9,103	9,420
Office furniture and equipment	1,250	1,435
Motor vehicles	97	124
Software	1,686	1,775

	12,341	12,996

Depreciated cost	$2,029	$1,898

Depreciation expenses amounted to $ 626, $ 630 and $ 757 for the years ended December 31, 2010, 2011 and 2012, respectively.